Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2023
Transactions with non-controlling interests
Transactions with non-controlling interests

31Transactions with non-controlling interests

During the year ended 31 December 2021, 2022 and 2023, the Group completed the following transactions with non-controlling interests and the impact is as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2021
Acquisition of additional interests in a subsidiary:
- Huizhou Pengai (Note a)	(220)	(140)	(360)
- Changsha Pengai (Note b)	(715)	400	(315)

Disposal of interests in a subsidiary without loss of control:
- Changsha Pengai (Note c)	3,575	(2,000)	1,575
	2,640	(1,740)	900

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2022
Acquisition of additional interests in a subsidiary:
- Shenzhen Pengai Xiuqi(Note d)	(224)	(526)	(750)
- Guangzhou Pengai (Note e)	2,054	(4,814)	(2,760)
- Guangzhou Pengai Xiuqi (Note f)	86	(86)	—
- Yantai Pengai (Note g)	288	(588)	(300)
	2,204	(6,014)	(3,810)

(a)	Acquisition of interest in Huizhou Pengai

2021
RMB’000
Carrying amount of non-controlling interests acquired	140
Consideration paid to non-controlling interests	(360)
Excess of consideration paid to non-controlling interest recognised within equity	(220)

On 13 September 2021, the Group purchased an additional 2% equity interest of Huizhou Pengai at consideration of RMB360,000 which resulted in an increase in the Group’s equity interest in Huizhou Pengai from 65.5% to 67.5%.

(b)	Acquisition of interest in Changsha Pengai

2021
RMB’000
Carrying amount of non-controlling interests acquired	(400)
Consideration paid to non-controlling interests	(315)
Excess of consideration paid to non-controlling interest recognised within equity	(715)

On 24 September 2021, the Group purchased an additional 3% equity interest of Changsha Pengai at consideration of RMB315,000, which resulted in an increase in the Group’s equity interest in Changsha Pengai of 3%.

31Transactions with non-controlling interests (Continued)

(c)	Disposal of interest in Changsha Pengai without loss of control

2021
RMB’000
Carrying amount of non-controlling interests disposed of	2,000
Less: consideration received from non-controlling interest	1,575
Gain on disposal within equity	3,575

On 24 September 2021, the Group disposed a 15% equity interest in Changsha Pengai at a total consideration of RMB1,575,000 which resulted in a decrease in the Group’s equity interest in Changsha Pengai of 15%.

(d)	Acquisition of interest in Shenzhen Pengai Xiuqi

2022
RMB’000
Carrying amount of non-controlling interests acquired	224
Consideration paid to non-controlling interests	(750)
Excess of consideration paid to non-controlling interest recognised within equity	(526)

On 30 May 2022, the Group purchased an additional 5% equity interest of Shenzhen Pengai Xiuqi at consideration of RMB750,000, which resulted in an increase in the Group’s equity interest in Shenzhen Pengai Xiuqi of 5%.

(e)	Acquisition of interest in Guangzhou Pengai

2022
RMB’000
Carrying amount of non-controlling interests acquired	(2,054)
Consideration paid to non-controlling interests	(2,760)
Excess of consideration paid to non-controlling interest recognised within equity	(4,814)

On 15 June 2022, the Group purchased an additional 20% equity interest of Guangzhou Pengai at consideration of RMB2,760,000, which resulted in an increase in the Group’s equity interest in Guangzhou Pengai of 20%.

(f)	Acquisition of interest in Guangzhou Pengai Xiuqi

2022
RMB’000
Carrying amount of non-controlling interests acquired	(86)
Consideration paid to non-controlling interests	—
Excess of consideration paid to non-controlling interest recognised within equity	(86)

On 20 June 2022, the Group’s a equity interest in Guangzhou Peng Ai Xiuqi changed from 55% to 70%, because of the increase in the Group’s equity interest in Guangzhou Pengai of 20%.

31Transactions with non-controlling interests (Continued)

(g)	Acquisition of interest in Yantai Pengai

2022
RMB’000

Carrying amount of non-controlling interests acquired	(288)
Consideration paid to non-controlling interests	(300)
Excess of consideration paid to non-controlling interest recognised within equity	(588)

On 12 July 2022, the Group purchased an additional 1% equity interest of Yantai Pengai at consideration of RMB2,760,000, which resulted in an increase in the Group’s equity interest in Yantai Pengai of 1%.